Accounting Principles and Practices (Policies) - EBP 016	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements for the Plan have been prepared on the accrual basis and are in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP") for defined contribution benefit plans. The significant accounting policies employed in the preparation of the accompanying financial statements are described below.
Use of Estimates
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
All investments are stated at fair value. The Plan primarily invests in collective funds that have underlying investments and the fair value is determined by the Plan's proportionate share of the underlying investments and is estimated using the net asset value (the "NAV") per share. The fair value of the Corporation's common stock held by the Plan is determined as the last selling price on the last business day of the year, as published by an independent source. Security transactions are recorded on the trade date. Cash and cash equivalents include a collective short-term investment fund for pending transactions which is recorded at fair value using the NAV per share as well as certificates of deposit and other interest bearing investments that are recorded at cost, which approximates fair value. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participant loans are valued at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis.
Administrative Expenses	Administrative Expenses Administrative expenses of the Plan are paid by the Plan as provided in the Plan document.
Benefits Paid to Participants
Benefits Paid to Participants
Distributions are recorded when paid. Amounts allocated to accounts of participants who have elected to withdraw from the Plan, but have not yet been paid, were insignificant at December 31, 2025 and 2024.
Contributions
Contributions
Employee and Employer matching contributions are recorded in the period in which the Employer makes the payroll deductions from the participant's earnings. Employer profit sharing contributions are recognized in the year in which the compensation relates.